Other operating income (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Analysis of other operating income by category

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
	(in thousands)
Analysis of other operating income by
category
Income recognized in respect of BARDA	$1,160	$4,356	$6,109	$10,023
Grant income	83	232	190	548
Research and development credit	2,624	1,906	4,341	3,014
	$3,867	$6,494	$10,640	$13,585

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	(in thousands)
Analysis of other operating income by category:
Income recognized in respect of BARDA	$16,570	$17,375	$2,307
Grant income	829	1,575	17
Income on remeasurement or derecognition of financial liabilities on funding arrangements (Note 15)	—	715	1,181
Research and development credit	5,473	2,934	5,397
Other income	—	8	12
	$22,872	$22,608	$8,914